Notes to the unaudited interim condensed consolidated statement of financial position - Shareholders' Equity (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Net loss for the period	€ (69,467,000)	€ (175,882,000)
Share capital	€ 2,362,802.02		€ 1,932,000
Number of fully authorized, subscribed and paid up shares	236,280,202		193,236,978
Nominal value	€ 0.01
Reserves (Accumulated losses)
Increase (decrease) through appropriation of retained earnings, equity	€ (354,138,000)	€ (184,212,000)